Finance Income and Finance Expense - Summary of Finance Income and Finance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income, expense, gains or losses of financial instruments [abstract]
Net gain on conversion of convertible financial instruments	$ 64,143	$ 0	$ 0
Change in fair value of 2020 convertible notes (Note 17)	52,267	0	0
Change in fair value of Series B preferred shares (Note 16)	48,956	0	0
Interest Income	60	581	1,978
Foreign exchange gain	0	21,908	9,727
Other	0	11
Finance income	165,426	22,500	11,705
Interest expense (cash)	(29,954)	(12,695)	(5,749)
Interest expense (non-cash)	(43,939)	(18,152)	(11,044)
Lease liability interest expense (Note 24)	(2,501)	(751)	(396)
Foreign exchange loss	(14,594)	0	0
Dividend on preferred shares (Note 16)	(16,156)	(23,578)	(21,600)
Debt extinguishment fee (cash)	(3,636)	0	0
Debt extinguishment fee (non-cash)	(4,170)	(5,647)	(520)
Change in fair value of 2020 convertible notes (Note 17)	0	(102,548)	0
Change in fair value of Series B preferred shares (Note 16)	0	(9,351)	0
Change in fair value of Stock Warrants (Note 27)	(2,875)	0	0
Other	(109)	0	(26)
Finance expense	$ (117,934)	$ (172,722)	$ (39,335)